UNITED STATES
		  SECURITIES AND EXCHANGE COMMISSION
		       Washington, D.C. 20549

			      FORM 13F

			 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	 Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250

13F File Number:  28-10510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Samuel Solem
Title:	Trader
Phone: 	904-242-5120

Signature, Place and Date of Signing:

Samuel Solem,  	Jacksonville Beach, Florida 	February 13, 2013

Report type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

		      FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0
Form 13F information table entry total:	46
Form 13F information table value total: 642,204 (in thousands)
List of Other Included Managers: 0

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARONS INC COM PAR $0.50       CS               002535300    13291   469969 SH       Sole                   469969
AMDOCS LTD ORD                 CS               G02602103    29548   869326 SH       Sole                   869326
AMERICAN GREETINGS CORP CL A   CS               026375105    21520  1274121 SH       Sole                  1274121
AMERISAFE INC COM              CS               03071H100     4252   156047 SH       Sole                   156047
ASPEN INSURANCE HOLDINGS LTD S CS               G05384105    32364  1008838 SH       Sole                  1008838
BALDWIN & LYONS INC CL B       CS               057755209     6955   291502 SH       Sole                   291502
BANK NEW YORK MELLON CORP COM  CS               064058100    14110   549025 SH       Sole                   549025
BARD C R INC COM               CS               067383109      581     5945 SH       Sole                     5945
BARRETT BILL CORP COM          CS               06846N104    25997  1461321 SH       Sole                  1461321
BERKSHIRE HATHAWAY INC DEL CL  CS               084670702    14382   160335 SH       Sole                   160335
BIG LOTS INC COM               CS               089302103    27520   966974 SH       Sole                   966974
BIO RAD LABS INC CL A          CS               090572207    36157   344191 SH       Sole                   344191
CHECKPOINT SYS INC COM         CS               162825103     2596   241686 SH       Sole                   241686
COTT CORP QUE COM              CS               22163N106     7807   972267 SH       Sole                   972267
CSG SYS INTL INC COM           CS               126349109    16632   914820 SH       Sole                   914820
DELL INC COM                   CS               24702R101     1449   142925 SH       Sole                   142925
EPIQ SYS INC COM               CS               26882D109    28810  2259600 SH       Sole                  2259600
FEDERATED INVS INC PA CL B     CS               314211103     5521   272891 SH       Sole                   272891
FTI CONSULTING INC COM         CS               302941109    37377  1132632 SH       Sole                  1132632
GENCOR INDS INC COM            CS               368678108      491    65000 SH       Sole                    65000
GLOBAL PMTS INC COM            CS               37940X102    24220   534652 SH       Sole                   534652
ICONIX BRAND GROUP INC COM     CS               451055107    17776   796430 SH       Sole                   796430
INGRAM MICRO INC CL A          CS               457153104    31694  1873184 SH       Sole                  1873184
INTERNATIONAL SPEEDWAY CORP CL CS               460335201     9657   349284 SH       Sole                   349284
JOHNSON & JOHNSON COM          CS               478160104     7283   103890 SH       Sole                   103890
MANTECH INTL CORP CL A         CS               564563104    29099  1121771 SH       Sole                  1121771
MICROSOFT CORP COM             CS               594918104    10369   388210 SH       Sole                   388210
MOLSON COORS BREWING CO CL B   CS               60871R209    13401   313185 SH       Sole                   313185
NEWFIELD EXPL CO COM           CS               651290108    19644   733520 SH       Sole                   733520
NEWMONT MINING CORP COM        CS               651639106    11834   254820 SH       Sole                   254820
PAN AMERICAN SILVER CORP COM   CS               697900108    22449  1198545 SH       Sole                  1198545
PANTRY INC COM                 CS               698657103      582    48000 SH       Sole                    48000
PATRIOT TRANSN HLDG INC COM    CS               70337B102      554    19500 SH       Sole                    19500
PATTERSON UTI ENERGY INC COM   CS               703481101    30037  1612318 SH       Sole                  1612318
PEP BOYS MANNY MOE & JACK COM  CS               713278109      324    33000 SH       Sole                    33000
POTLATCH CORP NEW COM          CS               737630103    12681   323916 SH       Sole                   323916
RAYONIER INC COM               CS               754907103      395     7629 SH       Sole                     7629
REGIS CORP MINN COM            CS               758932107     3112   183907 SH       Sole                   183907
ROYAL GOLD INC COM             CS               780287108     7240    88990 SH       Sole                    88990
SAIC INC COM                   CS               78390X101      794    70120 SH       Sole                    70120
SPEEDWAY MOTORSPORTS INC COM   CS               847788106    15116   847301 SH       Sole                   847301
STAPLES INC COM                CS               855030102     5890   516660 SH       Sole                   516660
TELEPHONE & DATA SYS INC COM N CS               879433829    14085   636186 SH       Sole                   636186
TELETECH HOLDINGS INC COM      CS               879939106     2578   144840 SH       Sole                   144840
TELLABS INC COM                CS               879664100      315   138120 SH       Sole                   138120
WORLD WRESTLING ENTMT INC CL A CS               98156Q108    23715  3005684 SH       Sole                  3005684
Report Summary                     46 records                642,204 (in thousands)
